Range ETFs

Range India Financials ETF

Schedule of Investments

January 31, 2025 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK†† — 100.7%

India — 100.7%

Financials – 100.7%
Axis Bank	35,250	$401,311
Bajaj Finance	5,569	506,973
Bajaj Finserv	22,670	454,388
Cholamandalam Investment and Finance	22,112	328,261
HDFC Asset Management	5,357	239,344
HDFC Bank	87,004	1,706,355
HDFC Life Insurance	56,566	416,688
ICICI Bank	120,093	1,737,001
ICICI Lombard General Insurance	12,642	271,256
ICICI Prudential Life Insurance	20,637	146,767
Kotak Mahindra Bank	20,806	456,709
LIC Housing Finance	15,893	109,744
Multi Commodity Exchange of India	2,696	178,442
Muthoot Finance	5,666	147,760
Power Finance	76,945	375,325
REC	66,007	342,814
SBI Cards & Payment Services	15,825	142,179
SBI Life Insurance	23,683	405,652
Shriram Finance	64,835	407,014
State Bank of India	83,612	746,092
		9,520,075

Total Common Stock
(Cost $6,931,497)		9,520,075

Total Investments - 100.7%
(Cost $6,931,497)		$9,520,075

Percentages based on Net Assets of $9,457,693.

††	Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

RAN-QH-001-0200